Related party transactions - Material transactions (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) item	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disclosure of transactions between related parties
Impairment of outstanding balances	R 0
Purchases by subsidiaries from related parties	R 706	R 813	R 759
Number of related parties other than joint ventures and associates, with whom material transactions took place | item	0
Joint ventures
Disclosure of transactions between related parties
Sales and services rendered from subsidiaries to related parties	R 672	1,474	965
Purchases by subsidiaries from related parties	691	718	671
Associates
Disclosure of transactions between related parties
Purchases by subsidiaries from related parties	R 15	R 95	R 88